Consolidated Statements of Shareholders' Equity - CAD ($)	Issued capital gross [member]	Revaluation surplus [member]	Accumulated other comprehensive income [member]	Profit reserves [member]	Total	Issued capital [member]
Beginning balance, value at Dec. 31, 2020	$ 232,616,997	$ 7,494,164	$ 45,428	$ (98,285,532)	$ 141,871,057
Balance (in number of shares) at Dec. 31, 2020						104,930,981
IfrsStatementLineItems [Line Items]
Issuance of shares for the Offerings, net of transaction costs	95,146,338				95,146,338
Issuance of shares for the Offerings, net of transaction costs (in shares)						15,983,000
Issuance of shares to effect the Vedatis acquisition	2,374,380				2,374,380
Issuance of shares to effect the Outplayed acquisition (in shares)						226,563
Issuance of shares to effect the Tabwire acquisition	5,238,323				5,238,323
Issuance of shares to effect the Tabwire acquisition (in shares)						790,094
Issuance of shares to effect the GameKnot acquisition	921,417				921,417
Issuance of shares to effect the GameKnot acquisition (in shares)						165,425
Issuance of shares to effect the Addicting Games acquisition	14,636,402				14,636,402
Issuance of shares to effect the Addicting Games acquisition (in shares)						2,661,164
Issuance of shares to effect the Outplayed acquisition	26,182,611				26,182,611
Issuance of shares to effect the Outplayed acquisition (in shares)						5,164,223
Shares issued upon exercise of options	1,711,723	(927,292)			784,431
Shares issued upon exercise of options (in shares)						363,176
Shares issued upon conversion of convertible debentures	7,626,957				7,626,957
Shares issued upon conversion of convertible debentures (in shares)						2,835,289
Shares issued for settlement of deferred payment liability	632,800				632,800
Shares issued for settlement of deferred payment liability (in shares)						429,354
Share-based compensation		18,918,489			18,918,489
Other comprehensive income for the year			481,738		481,738
Net loss for the year				(52,046,622)	(52,046,622)
Ending balance, value at Dec. 31, 2021	387,087,948	25,485,361	527,166	(150,332,154)	262,768,321
Balance (in number of shares) at Dec. 31, 2021						133,549,269
IfrsStatementLineItems [Line Items]
Issuance of shares to effect the Outplayed acquisition (in shares)						35,770
Issuance of shares to effect the Outplayed acquisition	181,389				181,389
Shares issued upon exercise of options	2,862,076	(2,527,504)			334,572
Shares issued upon exercise of options (in shares)						760,938
Shares issued for settlement of deferred payment liability	50,373,851				50,373,851
Shares issued for settlement of deferred payment liability (in shares)						16,280,103
Share-based compensation		7,751,370			7,751,370
Other comprehensive income for the year			8,102,682		8,102,682
Net loss for the year				(76,830,805)	(76,830,805)
Shares issued upon settlement of restricted share units	306,485	(306,485)
Shares issued upon settlement of restricted share units (in shares)						42,838
Shares issued for settlement of accounts payable	1,969,627				1,969,627
Shares issued for settlement of accounts payable (in shares)						1,098,325
Ending balance, value at Dec. 31, 2022	$ 442,781,376	$ 30,402,742	$ 8,629,848	$ (227,162,959)	$ 254,651,007
Balance (in number of shares) at Dec. 31, 2022						151,767,243